Discontinued Operations	6 Months Ended
Sep. 30, 2023
Discontinued Operations [Abstract]
Schedule of Operating Results from Discontinued Operations

NOTE 15 – DISCONTINUED OPERATIONS

Disposition of the healthcare and E-commerce segment

On July 31, 2023, the Company terminated all of healthcare business for approximately $11.3 million (RMB 78 million) consideration and disposed of its healthcare-related business.

On September 30, 2023, the Company terminated all of E-commerce business for approximately $0.7 million (RMB 5 million) consideration and disposed of its E-commerce-related business.

From October 1, 2023, the Company no longer retained any financial interest over healthcare and E-commerce business and accordingly deconsolidated both two business’ financial statements from the Company’s consolidated financial statements. The disposal of these two business represented a strategic shift and has a major effect on the Company’s result of operations.

The Company calculated a gain resulting from the above-mentioned dispositions as follows:

For the six months ended September 30, 2023
Consideration	$11,656,321

Cash and cash equivalents	408,239
Accounts receivable, net	4,016,356
Prepaid expenses and other current assets	4,098,502
Property, plant and equipment, net	6,203,413
Intangible assets, net	6,749,192
Goodwill	1,227,292
Other assets	3,047,886
Accounts payable	(16,619,622)
Other payables and accrued liabilities	(16,436,012)
Income tax payable	(28,571
Short-term bank borrowings	(2,162,739)
Deferred tax liability	(1,330,061)

Net assets of discontinued business	(10,826,125)
Non-controlling interest of discontinued business	$(991,112)
Less: net assets of discontinued business contributable to the Company	(11,817,237
Gain on disposal of discontinued business	$23,473,558

The assets and liabilities for discontinued operations comprised the following items as of March 31, 2023:

March 31, 2023
Current assets for discontinued operations
Cash and cash equivalents	$1,156,793
Accounts receivable, net	1,706,279
Inventories	335,019
Prepaid expenses and other current assets	1,314,523
Total	$4,512,614

Non-current assets for discontinued operations
Property, plant and equipment, net	$8,456,802
Intangible assets, net	7,577,922
Goodwill	1,271,746
Other assets	2,181,678
Total	$19,488,148

Current liabilities for discontinued operations
Accounts payable	$13,462,008
Other payables and accrued liabilities	5,106,634
Income tax payable	134,373
Short-term bank borrowings	2,241,076
Total	$20,944,091

Non-current liabilities for discontinued operations
Deferred tax liability	$1,514,060
Total	$1,514,060

The operating results from discontinued operations included in the Company’s consolidated statements of comprehensive loss were as follows for the six months ended September 30, 2023 and 2022.

	For the six months ended September 30,
	2023	2022
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$19,849,634	$36,109,692
Cost of revenues	(18,600,263)	(33,971,110)
Selling and marketing	(745,828)	(16,189,636)
General and administrative	(1,931,914)	(3,073,560)
Research and development	(190,581)	(396,803)
Other expense that are not major	(28,352)	(232,129)
Loss from discontinued operations, before income tax	(1,647,304)	(17,753,546)
Income tax benefit (expense)	95,564	(2,852,148)
Loss from discontinued operations, net of income tax	(1,551,740)	(20,605,694)
Gain on deconsolidation of the subsidiary, net of income tax	23,473,558	-
Net gain (loss) from discontinued operations, net of income tax	21,921,818	(20,605,694)